RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Restricted Cash [Abstract]
Summary of restricted cash
The company’s restricted cash as at December 31 is as follows:

(MILLIONS)	2022	2021
Operations	$27	$23
Credit obligations	30	52
Capital expenditures and development projects	11	6
Total	68	81
Less: non-current	(24)	(22)
Current	$44	$59